                                GOLD TRACK SELECT
                       SUPPLEMENT DATED MAY 1, 2010 TO THE
                          GOLD TRACK SELECT PROSPECTUS
                                DATED MAY 1, 2010

     The following information supplements the Gold Track Select variable annuity prospectus for MetLife of CT Separate Account Eleven for Variable Annuities issued by MetLife Insurance Company of Connecticut, dated May 1, 2010 (the "Prospectus"). It should be read in its entirety and kept together with your Prospectus for future reference. If you have any questions or would like a copy of the Prospectus, please contact us at 1-800-842-9406, or write us at MetLife, 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 502663.

     Additional information regarding the Separate Account charge and funding options are available under the Gold Track Select Contract for the following plans:

     - Nassau County Deferred Compensation Plan, and

     - Carnegie Hall.

     For additional information regarding each funding option, please refer to the applicable funding option prospectus.

SEPARATE ACCOUNT CHARGE:

     We are waiving an amount equal to the underlying fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets Portfolio of the Met Investors Series Trust.

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED)
(as a percentage of average daily net assets):

     This table shows each Underlying Fund's management fee and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

                                                     DISTRIBUTION
                                                        AND/OR                                     CONTRACTUAL FEE    NET TOTAL
                                                        SERVICE        ACQUIRED     TOTAL ANNUAL    WAIVER AND/OR      ANNUAL
                             MANAGEMENT     OTHER       (12B-1)       FUND FEES       OPERATING        EXPENSE        OPERATING
UNDERLYING FUND:                 FEE      EXPENSES       FEES       AND EXPENSES*     EXPENSES*     REIMBURSEMENT    EXPENSES**
----------------             ----------   --------   ------------   -------------   ------------   ---------------   ----------
FIDELITY(R) VARIABLE
  INSURANCE PRODUCTS
  FUND -- INITIAL CLASS
  Equity-Income
     Portfolio............      0.46%        --          0.12%            --            0.58%             --            0.58%
  High Income Portfolio...      0.57%        --          0.13%            --            0.70%             --            0.70%
METLIFE INVESTORS SERIES
  TRUST -- CLASS A
  Loomis Sayles Global
     Markets Portfolio....      0.69%        --          0.07%            --            0.76%             --            0.76%
METROPOLITAN SERIES FUND,
  INC. -- CLASS A
  Oppenheimer Global
     Equity Portfolio.....      0.53%        --          0.11%            --            0.64%             --            0.64%


--------

    * Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

    ** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

     The following table shows the investment objective and investment adviser/subadviser of each funding option:


                                                                           INVESTMENT
FUNDING OPTION                       INVESTMENT OBJECTIVE              ADVISER/SUBADVISER
--------------                       --------------------              ------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS FUND -- INITIAL
  CLASS
  Equity-Income Portfolio       Seeks reasonable income. The     Fidelity Management & Research
                                fund will also consider the      Company Subadviser: FMR Co.,
                                potential for capital            Inc.
                                appreciation. The fund's goal
                                is to achieve a yield which
                                exceeds the composite yield on
                                the securities comprising the
                                Standard & Poor's 500(SM)
                                Index (S&P 500(R)).
  High Income Portfolio         Seeks a high level of current    Fidelity Management & Research
                                income, while also considering   Company Subadviser: FMR Co.,
                                growth of capital.               Inc.
MET INVESTORS SERIES
  TRUST -- CLASS-A
Loomis Sayles Global Markets    Seeks high total investment      MetLife  Advisers, LLC
  Portfolio                     return through a combination     Subadviser: Loomis Sayles &
                                of capital appreciation and      Company, L.P.
                                income.
METROPOLITAN SERIES FUND,
  INC. -- CLASS-A
  Oppenheimer Global Equity     Seeks capital appreciation       MetLife Advisers, LLC
     Portfolio                                                   Subadviser: Oppenheimer Funds,
                                                                 Inc.



TRANSFERS:


     Loomis Sayles Global Markets Portfolio, Oppenheimer Global Equity Portfolio and High Income Portfolio are "Monitored Portfolios". For more information read the Market Timing/Excessive Trading Section under the Transfers Chapter in the Prospectus.


                       PORTFOLIO LEGAL AND MARKETING NAMES

SERIES FUND/TRUST                       PORTFOLIO/SERIES                    MARKETING NAME
-----------------                       ----------------                    --------------
FIDELITY(R) VARIABLE INSURANCE      Equity-Income Portfolio      Fidelity VIP Equity-Income Portfolio
  PRODUCTS
FIDELITY(R) VARIABLE INSURANCE      High Income Portfolio        Fidelity VIP High Income Portfolio
  PRODUCTS



                                 COMPETING FUND



                         Fidelity High Income Portfolio



Book 16A                                                             May 1, 2010



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